Applicable laws and regulations - Schedule of provision and reserve (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Statutory reserve	$ 136,019	$ 136,019
Dynamic provision
Statement [Line Items]
Statutory reserve	136,019	136,019
Regulatory credit reserve
Statement [Line Items]
Statutory reserve	$ 0	$ 0